Segment Information - Summary of Operating Segments in Geographic Areas (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Sales	£ 3,869	£ 4,129	£ 4,513
Continuing operation [member]
Disclosure of geographical areas [line items]
Sales	3,869	4,129	4,513
Non-current assets	3,838	3,738
Continuing operation [member] | UK [member]
Disclosure of geographical areas [line items]
Sales	385	377	384
Non-current assets	694	900
Continuing operation [member] | Other European countries [member]
Disclosure of geographical areas [line items]
Sales	244	246	262
Non-current assets	125	143
Continuing operation [member] | United States [member]
Disclosure of geographical areas [line items]
Sales	2,417	2,627	2,770
Non-current assets	2,604	2,162
Continuing operation [member] | Canada [member]
Disclosure of geographical areas [line items]
Sales	105	126	126
Non-current assets	163	250
Continuing operation [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
Sales	441	455	643
Non-current assets	149	146
Continuing operation [member] | Other countries [member]
Disclosure of geographical areas [line items]
Sales	277	298	£ 328
Non-current assets	£ 103	£ 137